Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	€ 55,877	€ 45,552
Deferred tax liabilities	(19,105)	(11,623)
Deferred tax (liability) asset	36,772	33,929	€ 22,669
Other Intangibles Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(3,167)	(3,914)
Tangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	12,178	10,530
Work in Progress
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(5,156)	(4,581)
Revaluations of Investment Properties to Fair Value
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	8,009	9,104
Expected Credit Losses of Debt Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	1,429	1,683
Derivatives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	403	1,056
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	251	178
Long Term Incentives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	816	1,057
Cash Settled Awards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	325	5,120
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	2,351	5,413
Accruals and Other Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	62	906
Tax Losses Carry Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	14,888	8,636
Dividends
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	(1,300)	(1,200)
Start up costs IPO SG spa
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	5,369
Other Effects
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability) asset	€ 314	€ (59)